Income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2025
Income (Loss) Per Share [Abstract]
Summary of income (loss) per share

	Year ended December 31.
(in thousands of euro, except for data share)	2023	2024	2025
Net income (loss)	(7,570)	(49,471)	(49,177)
Weighted average number of ordinary shares in circulation	80,453,282	81,051,798	89,591,001
Basic income (loss) per share (€ per share)	(0.09)	(0.61)	(0.55)

	Year ended December 31,
(in thousands of euro, except for data share)	2023	2024	2025
Net income (loss)	(7,570)	(49,471)	(49,177)
Weighted average number of ordinary shares in circulation	80,453,282	81,051,798	89,591,001
Adjustment for share instruments	—	—	—
Diluted income (loss) per share (€ per share)	(0.09)	(0.61)	(0.55)